Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,556,000
Previously Paid Amount	0.00
Total Fee Amount	2,976.88
Total Offset Amount	0.00
Net Fee	2,976.88
Narrative - Max Aggregate Offering Price	$ 21,556,000
Final Prospectus	true